JOHN HANCOCK FUNDS II
200 Berkeley Street
Boston, Massachusetts 02116
January 2, 2024
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds (see Appendix A following), each dated January 1, 2024, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 249 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 251 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on December 21, 2023 via EDGAR, accession number 0001193125-23-300789.
If you have any questions, please email me at tdee@jhancock.com.
Sincerely,
/s/ Thomas Dee, Esq.
Thomas Dee, Esq. Assistant Secretary of the Trust

Appendix A
1.
Alternative Asset Allocation Fund
2.
Blue Chip Growth Fund
3.
Capital Appreciation Fund
4.
Capital Appreciation Value Fund
5.
Core Bond Fund
6.
Emerging Markets Fund
7.
Emerging Markets Debt Fund
8.
Equity Income Fund
9.
Floating Rate Income Fund
10.
Fundamental Global Franchise
11.
Global Equity Fund
12.
Health Sciences Fund
13.
High Yield Fund
14.
International Small Company Fund
15.
International Strategic Equity Allocation Fund
16.
2010 Lifetime Blend Portfolio
17.
2015 Lifetime Blend Portfolio
18.
2020 Lifetime Blend Portfolio
19.
2025 Lifetime Blend Portfolio
20.
2030 Lifetime Blend Portfolio
21.
2035 Lifetime Blend Portfolio
22.
2040 Lifetime Blend Portfolio
23.
2045 Lifetime Blend Portfolio
24.
2050 Lifetime Blend Portfolio
25.
2055 Lifetime Blend Portfolio
26.
2060 Lifetime Blend Portfolio
27.
2065 Lifetime Blend Portfolio
28.
Lifestyle Blend Aggressive Portfolio
29.
Lifestyle Blend Balanced Portfolio
30.
Lifestyle Blend Conservative Portfolio
31.
Lifestyle Blend Growth Portfolio
32.
Lifestyle Blend Moderate Portfolio

33.
Mid Value Fund
34.
Multi-Asset High Income Fund
35.
Multimanager 2010 Lifetime Portfolio
36.
Multimanager 2015 Lifetime Portfolio
37.
Multimanager 2020 Lifetime Portfolio
38.
Multimanager 2025 Lifetime Portfolio
39.
Multimanager 2030 Lifetime Portfolio
40.
Multimanager 2035 Lifetime Portfolio
41.
Multimanager 2040 Lifetime Portfolio
42.
Multimanager 2045 Lifetime Portfolio
43.
Multimanager 2050 Lifetime Portfolio
44.
Multimanager 2055 Lifetime Portfolio
45.
Multimanager 2060 Lifetime Portfolio
46.
Multimanager 2065 Lifetime Portfolio
47.
New Opportunities Fund
48.
Opportunistic Fixed Income Fund
49.
Real Estate Securities Fund
50.
Science & Technology Fund
51.
Small Cap Dynamic Growth Fund
52.
Small Cap Value Fund
53.
Strategic Income Opportunities Fund
54.
U.S. Sector Rotation Fund